SCHEDULE OF SUPPLIER CONCENTRATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Member] | Barrday Corp [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.30%	25.30%
Accounts Receivable [Member] | Industries Bitossi Inc [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		31.50%
Accounts Receivable [Member] | Minelab Electronics [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.90%
Accounts Receivable [Member] | Southeast Drone Technologies [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.80%
Accounts Receivable [Member] | Ideal Products Inc [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		2.10%
Barrday Corp [Member]
Concentration Risk [Line Items]
Supplier concentration	$ 2,590	$ 54,399
Industries Bitossi Inc [Member]
Concentration Risk [Line Items]
Supplier concentration		67,631
Minelab Electronics [Member]
Concentration Risk [Line Items]
Supplier concentration	181,600
Southeast Drone Technologies [Member]
Concentration Risk [Line Items]
Supplier concentration	101,750
Ideal Products Inc [Member]
Concentration Risk [Line Items]
Supplier concentration		$ 4,512